ACCUMULATED OTHER COMPREHENSIVE LOSS, Reclassification Out of Each Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassifications out of AOCL [Abstract]
Total reclassifications before tax	$ 49,133	$ 38,438	$ 32,901
Interest expense	17,491	9,123	6,882
Income tax expense	9,294	17,963	10,135
Total reclassifications for the period, net of tax	39,839	20,475	22,766
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications out of AOCL [Abstract]
Total reclassifications for the period, net of tax	231	128
Accumulated Other Comprehensive Loss [Member]
Reclassifications out of AOCL [Abstract]
Total reclassifications for the period, net of tax	0	0	0
Unrealized Losses on Securities Available For Sale [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications out of AOCL [Abstract]
Net gains on securities	56	215	301
Net impairment loss recognized in earnings	0	0	0
Total reclassifications before tax	56	215	301
Income tax expense	12	75	105
Total reclassifications for the period, net of tax	44	140	$ 196
Unrealized Gains (Losses) on Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications out of AOCL [Abstract]
Interest expense	(237)	18
Income tax expense	(50)	6
Total reclassifications for the period, net of tax	$ (187)	$ 12